Cash, cash equivalents and financial assets	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalents And Financial Assets [Abstract]
Cash, cash equivalents and financial assets	Cash, cash equivalents and financial assets

	December 31
(in thousands of euro)	2021	2022	2023
Cash and cash equivalents	103,756	84,225	70,605
Short-term investments	16,080	17,260	21,851
Cash and cash equivalents and short-term investments	119,836	101,485	92,456
Non-current financial assets	39,878	35,119	9,796
Total cash, cash equivalents and financial assets	159,714	136,604	102,252
Cash and cash equivalents are mainly composed of current bank accounts, interest-bearing accounts, fixed-term accounts and mutual funds units (with short-term maturities) held with various banking institutions.
Other non-current financial assets generally include a guarantee of capital at the maturity date (which is always longer than one year). These instruments are defined by the Company as financial assets at fair value through profit or loss and classified as non-current due to their maturity.
As of December 31, 2021, 2022 and 2023 the amount of cash, cash equivalents and financials assets denominated in U.S. dollars amounted respectively to €47,164 thousand , €34,735 thousand and €20,798 thousand
The variation of short-term investments and non-current financial assets for the periods presented, are the following:

(in thousands of euro)	December 31, 2021	Additions(1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2022
Short-term investments	16,080	—	—	268	—	912	17,260
Non-current financial assets	39,878	—	(3,000)	(1,640)	(118)	—	35,119
Total	55,958	—	(3,000)	(1,372)	(118)	912	52,379

(in thousands of euro)	December 31, 2022	Additions(1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2023
Short-term investments	17,260	3,950	—	1,010	174	(544)	21,851
Non-current financial assets	35,119	—	(26,718)	582	817	—	9,796
Total	52,379	3,950	(26,718)	1,592	991	(544)	31,647
(1) The additions correspond to both acquisitions and reclassifications of financial assets according to their maturity at the closing date.
(2) The deductions correspond to both disposals and reclassifications of financial assets according to their maturity at the closing date.